(black letters on grey background)

               Say  "NO" to bank  fees,

                          "YES"

             to  dividend  income  with  the

          -----------------------------------------
          |  U.S.  TREASURY SECURITIES  CASH FUND,|
          -----------------------------------------

               The Ruff Times' recommended
               alternative to banking

      (copy of a U.S. Treasury Securities Cash Fund check in background)

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          | (company logo)                                       116      |
          |          U.S. Global Investors is an acclaimed                |
          |       no-load fund family, managing approximately $1.5 billion|
          |pay to the      in 120,000 shareholder accounts.               |
          |order of _________________________________________________     |
          |______________________________EARN MORE NOW.________00/100     |
          |(fund name)                                                    |
          |(address)      4.51%                  4.61%                    |
          |          7-day current yield     7-day effective yield        |
          | for_________                     _________________________    |
          | (bank routing numbers)           (signature portion of check) |
          |                      As of 7/1/97                             |
          -----------------------------------------------------------------

                                                            www.usfunds.com
--------------------------------------------------------------------------------
(bottom portion white letters on black background)

The U.S. Treasury Securities Cash           [X] YES! I need to learn more about
Fund, like all money market funds, is:         the benefits of the U.S. Treasury
* not sponsored nor guaranteed by the           Securities Cash Fund. Please
U.S. Government * not a deposit of nor          RUSH me a FREE investment
endorsed by any bank * not insured by           guide and prospectus today.
the FDIC nor any other agency. Past     ----------------------------------------
performance is no guarantee of future   |(black letters on white background)
results. Money market yields may change |[ ] Please enclose an IRA investment
daily. CDs generally have a fixed rate  |    guide.
of return and are insured by the FDIC   |
up to $100,000. The Fund is managed to  |Name ________________________
maintain a stable $1 per share value;   |
however, there is no guarantee it will  |Address _____________________    RT280
be able to do so. Total Fund operating  |
expenses are approximately 1.03%. In    |City, State, Zip Code________
accordance with SEC guidelines, capital |
gains or losses are excluded from yield |Daytime Phone________________
calculations. A monthly small account   |
fee will apply if your balance falls    |
below the $1,000 minimum.  For more     |   FOR IMMEDIATE RESPONSE
information, including charges and      |  call 1-800-557-2297, ext. 151.
expenses, call 1-800-US-FUNDS. Please   |
read the prospectus carefully           |                         (company logo)
before you invest or send money.        |---------------------------------------

(white background with black letters)  | (grey background with black letters)
                                       |
ISN'T IT TIME YOU EARNED MORE?         |   CHOOSING YOUR MONEY MARKET FUND
                                       |
                                       |Money market mutual funds play an
HIGHER YIELDS                          |important role in almost every financial
It pays to compare. You can earn more  |plan. These funds can be used as a
in the U.S. Treasury Securities Cash   |parking place between investment
Fund.                                  |decisions, as a cash management tool
                                       |where you can earn market rates on
                                       |the money you use for paying bills or
BONUS BENEFITS                         |as a savings account when you don't want
* You save with free checkwriting      |to risk losing any of your principal.
  privileges.                          |
* You earn daily dividend income free  |Not all money market funds are created
  of state taxes.                      |equal. It pays to shop around for a
* You can feel comfort in the safety   |fund with a competitive yield and the
  of 100% government securities.       |features you need.
* You can call toll-free 24-hours a day|
  for up-to-date account information.  |To help you narrow the list, here are a
                                       |few questions you can ask yourself:
---------------------------------------|
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HOW MUCH DO YOU PAY FOR CHECKWRITING   |* How much can I afford to invest? Most
    PRIVILEGES?                        |  funds set minimum investment
                                       |  requirements. Find one that fits your
Average checking fees paid on          |  budget.
                                       |
BASIC BANK CHECKING ACCOUNT:           |* What types of money market securities
          $16.83 per month             |  does the fund invest in? This can
U.S. TREASURY SECURITIES CASH FUND:    |  range from U.S. government securities
           FREE*                       |  to commercial paper and foreign
                                       |  securities. Select a fund where you
* $1,000 minimum balance required.     |  can feel safe.
                                       |
              Source: Smart Money 1996 |* Do I need to be able to write checks ---------------------------------------| on this account? Many money market
(company logo)    |||       -----------|  funds offer checkwriting privileges,
                            | postage  |  but watch out for per check charges.
                            | stamp    |
                            -----------|
     ---------------------       ===   |
     |business reply mail |      ===   |
     |first class mail    |      ===   |
     ---------------------             |
   postage will be paid by addressee   |
                                       |
         US Global Investors Inc       |
         PO Box 781234                 |
         San Antonio TX  78278-9971    |
                                       |
                                       |
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